Intangibles assets and goodwill (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	$ 414,287	$ 397,538
Nu Investimentosacquisition [Member]
IfrsStatementLineItems [Line Items]
Goodwill	353,405	381,266
Other Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 60,882	$ 16,272